Related Party Transactions	6 Months Ended
Jan. 31, 2023
Related Party Transaction [Line Items]
Related Party Transactions
16: Related Party Transactions
Baltimore Headquarters Lease
The Company leases office space in Baltimore, Maryland. The lessor is owned and operated by the Company’s chief executive officer. The Company incurred rent expense of $0.2 million during the Successor Period and the Predecessor incurred rent expense of $0.2 million during the Year to Date Predecessor Period. The Company capitalized $0.1 million leasehold improvements during the Successor Period. As of January 31, 2023, the Company had leasehold improvements of $0.1 million, net of accumulated depreciation of $0.1 million. As of
January 31, 2022, the Predecessor had leasehold improvements of $0.2 million, net of accumulated depreciation of $0.2 million. As of January 31, 2023, and January 31, 2022, the Company and the Predecessor, respectively, did not have any prepaid rent. The lessor holds a $0.1 million security deposit that is refundable at the end of the lease term.
Cyveillance Acquisition Sublease and Transition Support Agreement
As part of the consideration for the Cyveillance Acquisition, the Predecessor issued Predecessor Series E redeemable convertible preferred stock to LookingGlass. As a result, LookingGlass is a related party of the Predecessor. Through the conversion of Predecessor stock to Common Stock of the Company as part of the Business Combination, LookingGlass is a related party of the Company. Effective September 30, 2020, as part of the Cyveillance Acquisition, the Predecessor entered into a sublease agreement with LookingGlass for office space in Reston, Virginia. The Predecessor incurred rent expense of $0.2 million and $0.3 million for the Year to Date Successor Period and the year ended January 31, 2022, respectively. The initial term of the sublease ended on July 31, 2022, and the Predecessor elected not to renew. The Predecessor and LookingGlass also entered into a transition support agreement. The Predecessor incurred no expense and $0.2 million of expense for the six months ended July 31, 2022, and the year ended January 31, 2022, respectively. The related party transactions have concluded as of July 31, 2022.
PIPE Investors Notes
The Predecessor accrued $0.2 million of
payment-in-kind
(PIK) interest for notes payable with related parties during the Year to Date Predecessor Period (see Note 5). The interest accrued through the date of the Business Combination was paid in cash to the note holders on the date of the Business Combination. The principal value of the related notes owed by the Predecessor of $4.8 million was offset against obligations the note holders had with the Company as part of the PIPE Subscription Agreement.